CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Option Rights CNY	Stock Option CNY	Warrant B CNY	Common stock CNY	Common stock Option Rights CNY	Common stock Stock Option CNY	Common stock Stock purchase warrant CNY	Common stock Warrant B CNY	Preferred stock CNY	Additional paid in capital CNY	Additional paid in capital Option Rights CNY	Additional paid in capital Stock Option CNY	Additional paid in capital Stock purchase warrant CNY	Additional paid in capital Warrant B CNY	Accumulated deficit CNY	Accumulated other comprehensive (loss) income CNY
Beginning Balance at Dec. 31, 2008		34,703				1,205					77	386,118					(345,830)	(6,867)
Beginning Balance (in shares) at Dec. 31, 2008						15,543,669					1,000,000
Shares issued upon exercise of stock options (in shares)							60,000	136,864
Shares issued upon exercise of stock options			1,125	2,590			4	10					1,121	2,580
Issue of shares upon conversion of convertible note (in shares)						3,322,260
Issue of shares upon conversion of convertible note		80,992				228						80,764
Issue of shares upon exercise of warrant (in shares)									14,776	222,821
Issue of shares upon exercise of warrant					3,056				1	15					(1)	3,041
Stock-based compensation		8,706										8,706
Components of comprehensive loss:
Net loss		(38,469)															(38,469)
Net unrealized loss (gain) on available-for-sale securities, net of income tax of Rmb0		9,228																9,228
Translation adjustment		(4,230)																(4,230)
Total comprehensive loss for the year		(33,471)
Ending Balance at Dec. 31, 2009		97,701				1,463					77	482,329					(384,299)	(1,869)
Ending Balance (in shares) at Dec. 31, 2009						19,300,390					1,000,000
Issue of shares, net of offering costs (in shares)						3,064,827
Issue of shares, net of offering costs		52,527				203						52,324
Shares issued upon exercise of stock options (in shares)								59,999
Shares issued upon exercise of stock options				756				4						752
Stock-based compensation		8,015										8,015
Issue of warrants		2,491										2,491
Components of comprehensive loss:
Net loss		(35,121)															(35,121)
Net unrealized loss (gain) on available-for-sale securities, net of income tax of Rmb0		(9,374)																(9,374)
Translation adjustment		(1,721)																(1,721)
Total comprehensive loss for the year		(46,216)
Ending Balance at Dec. 31, 2010		115,274				1,670					77	545,911					(419,420)	(12,964)
Ending Balance (in shares) at Dec. 31, 2010						22,425,216					1,000,000
Shares issued upon exercise of stock options (in shares)								73,333
Shares issued upon exercise of stock options				894				5						889
Stock-based compensation		7,170										7,170
Issue of warrants		2,257										2,257
Components of comprehensive loss:
Net loss	(10,249)	(64,630)															(64,630)
Net unrealized loss (gain) on available-for-sale securities, net of income tax of Rmb0		(640)																(640)
Translation adjustment		(1,505)																(1,505)
Total comprehensive loss for the year		(66,775)
Ending Balance at Dec. 31, 2011	$ 9,329	58,820				1,675					77	556,227					(484,050)	(15,109)
Ending Balance (in shares) at Dec. 31, 2011						22,498,549					1,000,000